Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees - € / shares					12 Months Ended
	Jun. 07, 2023	May 26, 2023	Jun. 08, 2022	Jun. 09, 2021	Dec. 31, 2023	Sep. 21, 2023
Capital increase reserved for Group employees
Maximum period over which the Board of Directors can increase capital reserve to members of a company or group savings plan		26 months
Maximum capital increase reserved for employees (in shares)						18,000,000
Number of shares subscribed	7,760,062		9,130,380	10,376,190	8,000,000.00
Subscription price	€ 45.60		€ 37.00	€ 30.50	€ 45.60
Free shares - Number of shares granted	242,093		227,631	213,523